PROPERTY, PLANT AND EQUIPMENT - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	$ 5,623
Balance, end of the year	9,401	$ 5,623
Right-of-use assets	393	204
Cost:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	5,723	5,575
Additions	203	1,885
Disposals	(47)	(323)
Foreign currency translation	(363)	(83)
Manager Reorganization	3,298	0
Impact of deconsolidation due to loss of control and other	236	(1,331)
Balance, end of the year	9,050	5,723
Accumulated fair value changes:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	763	488
Revaluation (losses) gains, net	727	930
Disposals	(1)	(65)
Provision for impairment	(93)	7
Foreign currency translation	(49)	(4)
Impact of deconsolidation due to loss of control and other	29	(593)
Balance, end of the year	1,376	763
Accumulated depreciation:
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of year	(863)	(828)
Disposals	44	84
Depreciation	279	294
Foreign currency translation	76	13
Impact of deconsolidation due to loss of control and other	(3)	162
Balance, end of the year	$ (1,025)	$ (863)